Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
RBF consulting [Member]
Business Acquisition [Line Items]
Final allocation of fair value of purchase price for acquisition

(In thousands)	Fair Value
Cash	$325
Receivables	26,850
Unbilled revenues on contracts in progress	14,109
Prepaid expenses and other	5,124
Property, Plant and Equipment	6,623
Goodwill	26,410
Other intangible assets	15,667
Accounts payable	(2,931)
Billings in excess of revenues on contracts in progress	(6,444)
Income tax payable	(7,945)
Other accrued expenses	(7,294)
Deferred income tax liability	(17,379)

Total	$53,115

Final estimates of fair values and amortizable lives of identifiable intangible assets

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$5,820	1.1
Project pipeline and customer relationships	8,130	3.4
Non-compete agreements	1,067	1.3
Trademark / trade name	650	1.4

Total intangible assets	$15,667	2.3

Summary of Financial Information

	For the year ended December 31,
(In thousands, except per share data)	2011	2010
Continuing operations (Unaudited)
Revenues	$617,399	$601,940
Net Income	14,084	12,592
Diluted earnings per share	$1.48	$1.35

LPA [Member]
Business Acquisition [Line Items]
Final allocation of fair value of purchase price for acquisition

(In thousands)	Fair Value
Receivables	$12,046
Unbilled revenues on contracts in progress	12,105
Prepaid expenses and other	2,348
Property, Plant and Equipment	3,359
Goodwill	43,815
Other intangible assets	19,260
Accounts payable	(7,872)
Billings in excess of revenues on contracts in progress	(5,250)
Other accrued expenses	(8,528)
Deferred income tax liability	(10,840)

Total	$60,443

Final estimates of fair values and amortizable lives of identifiable intangible assets

(In thousands)	Fair Value	Weighted Average Amortizable Life
Project backlog	$9,640	1.9
Project pipeline and customer relationships	6,720	3.6
Non-compete agreements	2,500	1.5
Trademark / trade name	400	1.3

Total intangible assets	$19,260	2.4

Summary of Financial Information

For the year ended December 31,
(In thousands, except per share data)	2010
Continuing operations (Unaudited)
Revenues	$535,202
Net Income	16,569
Diluted earnings per share	$1.79